General (Details) $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ₪ / shares	Dec. 31, 2022 USD ($)
General (Textual)
Aggregate of ordinary shares | ₪ / shares		₪ 0.4
Accumulated deficit	$ (97,035)		$ (83,025)
Financial Resources [Member]
General (Textual)
Accumulated deficit	$ 97,035